High Income Securities Fund
Schedule of Investments
November 30, 2025 (Unaudited)

SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 33.6%	Shares	Value
AI Infrastructure Acquisition Corp. (a)	100,000	$1,017,000
Andretti Acquisition Corp. II - Class A (a)	50,000	524,000
Apex Treasury Corp. (a)	43,000	433,440
Armada Acquisition Corp. II - Class A (a)	100,000	1,016,000
Axiom Intelligence Acquisition Corp. 1 - Class A (a)	18,000	180,900
Blue Acquisition Corp. - Class A (a)	142,425	1,469,826
Bold Eagle Acquisition Corp. - Class A (a)	150,000	1,605,000
Cal Redwood Acquisition Corp. - Class A (a)	100,000	1,008,000
Centurion Acquisition Corp. (a)	156,250	1,656,250
ChampionsGate Acquisition Corp. - Class A (a)	100,000	1,013,000
Crane Harbor Acquisition Corp. - Class A (a)	46,800	535,860
CSLM Digital Asset Acquisition Corp. III Ltd. - Class A (a)	100,000	996,000
D Boral ARC Acquisition I Corp. - Class A (a)	137,500	1,379,125
Dune Acquisition Corp. II (a)	200,000	2,032,000
Dynamix Corp. (a)	55,633	570,238
Dynamix Corp. III (a)	50,000	505,000
EGH Acquisition Corp. - Class A (a)	50,000	505,000
EQV Ventures Acquisition Corp. II - Class A (a)	77,148	772,251
Evolution Global Acquisition Corp. (a)	1,900	19,171
Fifth Era Acquisition Corp. I - Class A (a)	2,200	22,770
FIGX Capital Acquisition Corp. (a)	100,090	1,025,922
GigCapital7 Corp. - Class A (a)	74,828	784,946
GigCapital8 Corp. (a)	100,000	1,026,000
Highview Merger Corp. - Class A (a)	100,000	1,001,000
Indigo Acquisition Corp. (a)	143,399	1,435,424
Insight Digital Partners II (a)	100,000	1,007,000
Invest Green Acquisition Corp. (a)	75,000	751,500
Jackson Acquisition Co. II - Class A (a)	100,000	1,041,000
Jena Acquisition Corp. II - Class A (a)	71,213	727,085
Legato Merger Corp. III (a)	40,196	434,519
Lightwave Acquisition Corp. (a)	100,000	1,012,000
Lionheart Holdings - Class A (a)	73,338	775,183
M3-Brigade Acquisition V Corp. - Class A (a)	127,657	1,351,888
M3-Brigade Acquisition VI Corp. (a)	50,000	513,000
McKinley Acquisition Corp. - Class A (a)	100,000	997,000
Oyster Enterprises II Acquisition Corp. - Class A (a)	200,000	2,020,000
Perceptive Capital Solutions Corp. (a)	50,000	539,500
Roman DBDR Acquisition Corp. II (a)	125,000	1,305,738
Silver Pegasus Acquisition Corp. - Class A (a)	100,000	1,006,000
Silverbox Corp. IV - Class A (a)	110,050	1,157,726
SIM Acquisition Corp. I - Class A (a)	150,000	1,582,500
Sizzle Acquisition Corp. II - Class A (a)	50,600	513,590
Soulpower Acquisition Corp. - Class A (a)	86,023	873,133
Spring Valley Acquisition Corp. III - Class A (a)	100,000	1,025,000
Talon Capital Corp. (a)	77,000	798,490
Vendome Acquisition Corp. I - Class A (a)	100,000	1,005,000
Viking Acquisition Corp. I (a)	100,000	1,006,000
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $42,514,983)		43,976,975

CLOSED-END FUNDS - 33.5%	Shares	Value
AllianceBernstein National Municipal Income Fund, Inc.	155,140	1,686,372
Bancroft Fund Ltd.	13,819	306,091
BNY Mellon Municipal Bond Infrastructure Fund, Inc.	119,719	1,264,233
BNY Mellon Strategic Municipal Bond Fund, Inc.	1,130,928	6,661,166
BNY Mellon Strategic Municipals, Inc.	532,689	3,313,325
Carlyle Credit Income Fund	142,304	741,404
Clough Global Opportunities Fund	203,115	1,169,942
Cohen & Steers Infrastructure Fund, Inc.	29,618	729,195
Destra Multi-Alternative Fund	72,584	631,481
Ellsworth Growth and Income Fund Ltd.	173,161	2,008,668
ESC HNW (a)(b)	19,842	27,979
ESC MAV (a)(b)	157,094	64,801
ESC MHI (a)(b)	160,637	57,508
ESC MIO (a)(b)	106,795	16,852
ESC PHT (a)(b)	28,477	5,197
Gabelli Dividend & Income Trust	151,344	4,146,826
GDL Fund	110,621	945,809
Highland Income Fund	5,386	33,609
Japan Smaller Capitalization Fund, Inc.	74,101	797,327
John Hancock Diversified Income Fund	81,076	886,161
MFS High Income Municipal Trust	212,876	789,770
MFS High Yield Municipal Trust	764,756	2,699,589
MFS Investment Grade Municipal Trust	245,951	1,960,475
Neuberger Berman Next Generation Connectivity Fund, Inc.	429,020	6,310,884
Oxford Lane Capital Corp.	200,291	3,002,365
Principal Real Estate Income Fund	23,967	243,984
Voya Asia Pacific High Dividend Equity Income Fund	112,710	841,944
Voya Emerging Markets High Dividend Equity Fund	405,123	2,527,967
XAI Octagon Floating Rate Alternative Income Trust	800	3,736
TOTAL CLOSED-END FUNDS (Cost $40,940,354)		43,874,660

BUSINESS DEVELOPMENT COMPANIES - 22.7%	Shares	Value
Barings BDC, Inc.	78,913	722,054
BCP Investment Corp.	253,580	3,304,147
Blue Owl Capital Corp.	126,665	1,668,178
Blue Owl Technology Finance Corp.	209,525	2,912,398
CION Investment Corp.	626,379	6,364,011
Crescent Capital BDC, Inc.	192,238	2,758,615
FS KKR Capital Corp.	202,206	3,255,517
Investcorp Credit Management BDC, Inc.	324,724	990,408
Monroe Capital Corp.	325,584	2,090,249
Nuveen Churchill Direct Lending Corp.	24,625	364,943
OFS Capital Corp.	27,487	130,563
PhenixFIN Corp.	19,218	792,935
Runway Growth Finance Corp.	472,501	4,342,284
TOTAL BUSINESS DEVELOPMENT COMPANIES (Cost $32,763,895)		29,696,302

PREFERRED STOCKS - 3.7%	Shares	Value
Business Development Companies - 1.1%
OFS Credit Co., Inc., Series E, 5.25%, 12/31/2026 (a)	60,000	1,470,000

Closed-End Funds - 0.7%
Highland Opportunities and Income Fund	–	$–
Series A, 5.38%, Perpetual (a)	2,521	41,395
Series B, 5.38%, Perpetual (a)	47,724	780,287
		821,682

Real Estate Investment Trusts - 1.9%
Cedar Realty Trust, Inc.- Series C, Series C, 6.50%, Perpetual	72,419	1,198,535
NexPoint Diversified Real Estate Trust - Series A, Series A, 5.50%, Perpetual	94,082	1,320,911
		2,519,446

Retail - Catalog Shopping - 0.0% (c)
Legacy IMBDS, Inc., 8.50%, 09/30/2026 (a)(b)	27,802	0
TOTAL PREFERRED STOCKS (Cost $6,105,400)		4,811,128

TRUSTS - 1.0%	Certificates	Value
Trusts - 1.0%
Copper Property CTL Pass Through Trust	109,428	1,321,890
TOTAL TRUSTS (Cost $1,218,665)		1,321,890

WARRANTS - 0.5%	Contracts	Value
AA Mission Acquisition Corp., Expires 08/01/2030, Exercise Price $11.50 (a)(d)	50,000	8,500
Andretti Acquisition Corp. II, Expires 10/24/2029, Exercise Price $11.50 (a)(d)	25,000	7,500
Armada Acquisition Corp. II, Expires 05/20/2030, Exercise Price $11.50 (a)(d)	25,000	26,250
Blue Water Acquisition Corp. III, Expires 12/31/2026, Exercise Price $11.50 (a)(d)	54,592	10,454
Centurion Acquisition Corp., Expires 08/01/2029, Exercise Price $11.50 (a)(d)	78,125	25,781
Churchill Capital Corp. X, Expires 07/03/2030, Exercise Price $11.50 (a)(d)	13,508	82,669
CSLM Digital Asset Acquisition Corp. III Ltd., Expires 09/19/2030, Exercise Price $11.50 (a)(d)	50,000	25,000
D Boral ARC Acquisition I Corp., Expires 05/06/2030, Exercise Price $11.50 (a)(d)	68,750	24,063
Dune Acquisition Corp. II, Expires 06/12/2030, Exercise Price $11.50 (a)(d)	150,000	45,000
Dynamix Corp., Expires 12/06/2029, Exercise Price $11.50 (a)(d)	16,641	24,795
EQV Ventures Acquisition Corp., Expires 07/01/2031, Exercise Price $11.50 (a)(d)	83,333	41,675
EQV Ventures Acquisition Corp. II, Expires 06/30/2031, Exercise Price $11.50 (a)(d)	25,459	8,911
GigCapital7 Corp., Expires 09/11/2029, Exercise Price $11.50 (a)(d)	141,517	60,852
Highview Merger Corp., Expires 08/12/2030, Exercise Price $11.50 (a)(d)	50,000	17,500
Launch One Acquisition Corp., Expires 08/29/2029, Exercise Price $11.50 (a)(d)	75,000	20,002
Legato Merger Corp. III, Expires 03/28/2029, Exercise Price $11.50 (a)(d)	20,098	9,410
Lionheart Holdings, Expires 08/09/2029, Exercise Price $11.50 (a)(d)	36,669	9,534
M3-Brigade Acquisition V Corp., Expires 09/23/2030, Exercise Price $11.50 (a)(d)	91,700	59,605
Relativity Acquisition Corp., Expires 02/11/2027, Exercise Price $11.50 (a)(b)(d)	21,700	0
Roman DBDR Acquisition Corp. II, Expires 02/03/2030, Exercise Price $11.50 (a)(d)	62,500	31,256
Silverbox Corp. IV, Expires 09/24/2029, Exercise Price $11.50 (a)(d)	36,683	11,078
SIM Acquisition Corp. I, Expires 08/28/2029, Exercise Price $11.50 (a)(d)	75,000	23,475
Spring Valley Acquisition Corp. III, Expires 09/30/2030, Exercise Price $11.50 (a)(d)	33,333	22,750
Vendome Acquisition Corp. I, Expires 02/18/2026, Exercise Price $11.50 (a)(d)	50,000	12,500
Voyager Acquisition Corp., Expires 05/16/2031, Exercise Price $11.50 (a)(d)	145,142	30,480
TOTAL WARRANTS (Cost $278,238)		639,040

REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.4%	Shares	Value
Diversified REITs - 0.4%
NexPoint Diversified Real Estate Trust	168,214	486,139
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $2,236,232)		486,139

EXCHANGE TRADED FUNDS - 0.3%	Shares	Value
Horizon Kinetics Spac Active ETF	4,433	473,821
TOTAL EXCHANGE TRADED FUNDS (Cost $416,501)		473,821

RIGHTS - 0.2%	Shares	Value
Axiom Intelligence Acquisition Corp. 1, Expires 06/10/2030, Exercise Price $10.00 (a)(d)	18,000	3,600
Blue Acquisition Corp., Expires 06/11/2030, Exercise Price $0.00 (a)(d)	143,700	48,139
Bold Eagle Acquisition Corp., Expires 10/11/2029, Exercise Price $10.00 (a)(d)	100,000	38,270
Cal Redwood Acquisition Corp., Expires 05/15/2030, Exercise Price $10.00 (a)(d)	100,000	31,000
Cayson Acquisition Corp., Expires 06/24/2026, Exercise Price $10.00 (a)(d)	45,000	7,200
ChampionsGate Acquisition Corp., Expires 05/14/2030, Exercise Price $10.00 (a)(d)	100,000	15,030
EGH Acquisition Corp., Expires 05/12/2027, Exercise Price $10.00 (a)(d)	50,000	13,000
Eureka Acquisition Corp., Expires 01/03/2026, Exercise Price $10.00 (a)(d)	50,000	24,000
Flag Ship Acquisition Corp., Expires 03/31/2026, Exercise Price $0.11 (a)(d)	137,500	26,125
IB Acquisition Corp., Expires 03/28/2026, Exercise Price $10.00 (a)(d)	129,140	8,911
Indigo Acquisition Corp., Expires 04/02/2027, Exercise Price $10.00 (a)(d)	143,399	22,241
McKinley Acquisition Corp., Expires 07/25/2030, Exercise Price $10.00 (a)(d)	100,000	16,000
Oyster Enterprises II Acquisition Corp., Expires 05/22/2030, Exercise Price $10.00 (a)(d)	200,000	30,020
Silver Pegasus Acquisition Corp., Expires 06/26/2030, Exercise Price $10.00 (a)(d)	100,000	26,000
Sizzle Acquisition Corp. II, Expires 04/02/2030, Exercise Price $10.00 (a)(d)	50,600	10,115
Soulpower Acquisition Corp., Expires 06/27/2026, Exercise Price $1.00 (a)(d)	86,023	15,484
TOTAL RIGHTS (Cost $238,706)		335,135

COMMON STOCKS - 0.2%	Shares	Value
Real Estate Management & Development - 0.2%
Gyrodyne LLC (a)	30,000	285,000
TOTAL COMMON STOCKS (Cost $308,241)		285,000

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 4.4%	Shares	Value
Fidelity Investments Money Market Funds - Government Portfolio - Institutional Class, 3.84% (e)	2,997,472	2,997,472
STIT - Treasury Portfolio - Institutional Class, 3.85% (e)	2,807,281	2,807,281
TOTAL MONEY MARKET FUNDS (Cost $5,804,753)		5,804,753

TOTAL INVESTMENTS - 100.5% (Cost $132,825,968)		131,704,843
Liabilities in Excess of Other Assets - (0.5)%		(678,588)
TOTAL NET ASSETS - 100.0%		$131,026,255

Percentages are stated as a percent of net assets.

LLC - Limited Liability Company
REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Board of Directors. These securities represented $172,337 or 0.1% of net assets as of November 30, 2025.

(c)	Represents less than 0.05% of net assets.
(d)
To the extent that the Fund invests more heavily in a particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

Summary of Fair Value Disclosure as of November 30, 2025 (Unaudited)

High Income Securities Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of November 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Special Purpose Acquisition Companies (SPACs)	$36,754,651	$7,222,324	$–	$43,976,975
Closed-End Funds	43,702,323	–	172,337	43,874,660
Business Development Companies	28,903,367	792,935	–	29,696,302
Preferred Stocks	3,341,128	1,470,000	0	4,811,128
Trusts	1,321,890	–	–	1,321,890
Warrants	379,769	259,271	0	639,040
Real Estate Investment Trusts - Common	486,139	–	–	486,139
Exchange Traded Funds	473,821	–	–	473,821
Rights	139,863	195,272	–	335,135
Common Stocks	285,000	–	–	285,000
Money Market Funds	5,804,753	–	–	5,804,753
Total Investments	$121,592,704	$9,939,802	$172,337	$131,704,843

Refer to the Schedule of Investments for further disaggregation of investment categories.

The fair value of derivative instruments as reported within the Schedule of Investments as of November 30, 2025:

Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value
Equity Contracts - Warrants	Investments, at value	$639,040

The effect of derivative instruments on the Statement of Operations for the period ended November 30, 2025

	Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Value
Equity Contracts - Warrants	Net Realized Gain on Investments	$261,963

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Statement of Operations Location	Total
Equity Contracts - Warrants	Net change in unrealized appreciation of investments	$104,401